Related Party Transactions (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Jan. 30, 2017	Feb. 19, 2016	Dec. 31, 2016
Chief Financial Officer [Member] | Charles Allen [Member]
Number of escrowed shares cancelation	24,000,000
Post-split shares of commons stock	400,000
Adjustment to additional paid in capital	$ 400
Securities Escrow Agreement [Member] | Principal Stockholders [Member]
Number of common stock shares into escrow		400,000
Listing Escrow Shares [Member] | Principal Stockholders [Member]
Number of escrowed shares returned			200,000
Merger Escrow Shares [Member] | Principal Stockholders [Member] | Spondoolies-Tech Ltd [Member]
Number of escrowed shares returned			200,000